Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	18.75%	20.76%
Tier 1 risk-weighted capital ratio	16.63%	18.19%
Common Equity Tier 1 risk-weighted capital ratio	15.55%	16.37%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 11,552.0	¥ 12,240.5
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,249.9	10,727.2
Common Equity Tier 1 capital	9,581.3	9,654.5
Risk-weighted assets	61,599.1	58,942.8
The amount of minimum total capital requirements	¥ 4,927.9	¥ 4,715.4